LIQUIDATED DAMAGES	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
LIQUIDATED DAMAGES

NOTE 6 – LIQUIDATED DAMAGES

Pursuant to the Company’s private placement completed during the six months ended June 30, 2011 in the gross amount of $276,250, as of June 30, 2011 purchasers under the private placement (the “Holders”) are entitled to liquidated damages if a registration statement covering the resale of the 2,210,000 shares of common stock sold under the private placement (the “Registrable Securities”) is not filed within 60 days of the termination date of the private placement and declared effective within 180 days of the termination date. The Company shall make pro rata payments to each Holder, in an amount equal to 1.0% of the aggregate amount invested by such Holder (based upon the number of Registrable Securities then owned by such Holder) for each 30-day period or pro rata for any portion thereof following the date by which such Registration Statement should have been filed or effective (the “Blackout Period”). Such payments shall constitute the Holder’s exclusive monetary remedy for such events, but shall not affect the right of the Holder to seek injunctive relief. The amounts payable as liquidated damages shall be paid monthly within ten (10) business days of the last day of each month following the commencement of the Blackout Period until the termination of the Blackout Period. Such payments shall be made to each holder at the sole option of the Company in either cash or shares of Common Stock. Furthermore, the damages payable to each holder shall not exceed 6% of the aggregate amount invested by such Holder. At September 30, 2011 the Company has not filed the required registration statement and issued a total of 63,750 shares of common stock value at $16,575 ($.26 per share) as payment for liquidated damages.